File Nos. 33-35156 and 811-6113


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/


                         Pre-Effective Amendment No. __
                        Post-Effective Amendment No. 14 /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  OF 1940     /X/

                               Amendment No. 15 /X/
                        (Check appropriate box or boxes)

                        THE CALDWELL & ORKIN FUNDS, INC.
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (404) 239-0707

          Michael B. Orkin, 2050 Tower Place, 3340 Peachtree Road, NE,
                             Atlanta, Georgia 30326

                     (Name and Address of Agent for Service)

         With copy to: Reinaldo Pascual, Esq., Kilpatrick Stockton LLP,
                       1100 Peachtree Street, Suite 2800,
                             Atlanta, Georgia 30309

                          Release Date: August 31, 1999

It is proposed that this filing will become effective:

_____  immediately  upon filing  pursuant to paragraph (b)  __X_ on August 31, 1999 pursuant to paragraph (b) of Rule 485
_____  60 days after  filing  pursuant to paragraph (a)     ____ on (date) pursuant to paragraph (a) of Rule 485
_____  75 days after filing pursuant to paragraph (a)(2)    ____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment filed pursuant to Rule 485(b)(1)(iii) which is solely for the purpose of extending the effective date for the Registrant's Post-Effective Amendment No. 13, filed June 30, 1999 pursuant to Rule 485(a) under the Securities Act of 1933, to August 31, 1999, incorporates by reference into this filing Post-Effective Amendment No. 13 in its entirety, including the cross-reference sheets, prospectus, Statement of Additional Information, Part C, and exhibits.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, and State of Georgia, on the 27th day of August, 1999.

Registrant certifies that this Post-Effective Amendment is filed pursuant to Rule 485 solely for one of the purposes specified in paragraph (b) of that Rule and no material event requiring disclosure in the prospectus, other than those permitted by paragraph (b) of Rule 485, or that was previously discussed with the Staff of the Commission, has occurred since the latest of the dates specified in Rule 485(b)(2).

                                    THE CALDWELL & ORKIN FUNDS, INC.
                                    (Registrant)


                                    By: /s/ Michael B. Orkin
                                            Michael B. Orkin
                                            President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                Title                                  Date
---------                                -----                                  ----
/s/ H. Eugene Caldwell*                  Chairman, Emeritus of the Board of     August 27, 1999
H. Eugene Caldwell                       Directors

/s/ Michael B. Orkin                     Chairman, Director and President       August 27, 1999
Michael B. Orkin

/s/ David L. Eager*                      Director                               August 27, 1999
David L. Eager

/s/ Robert H. Greenblatt*                Director                               August 27, 1999
Robert H. Greenblatt

/s/ Henry H. Porter, Jr.*                Director                               August 27, 1999
Henry H. Porter, Jr.

/s/ Frederick T. Blumer*                 Director                               August 27, 1999
Frederick T. Blumer


 /s/ Ronald E. Bedwell                   Treasurer                              August 27, 1999
Ronald E. Bedwell

By: /s/ Michael B. Orkin                 *Attorney-in-Fact                      August 27, 1999
    Michael B. Orkin


*  Executed by Michael B. Orkin as Attorney-in-Fact